SUMMARY OF COST OF ACQUISITION (Details) - North american nickel inc [member]	Apr. 26, 2022 CAD ($)
Reserve Quantities [Line Items]
FV of shares transferred	$ 77,431,152
FV of options, warrants and agent warrants	9,665,577
FV of preferred shares	31,516
Settlement of pre-existing relationship – 15% warrant and shares*	(47,985,863)
Total purchase price	39,142,383
Cash	11,051,917
Trade and other receivables	450,522
Property, plant and equipment	14,111
Trade payables and accrued liabilities	(1,548,582)
Net assets acquired	9,967,968
Loss on acquisition	$ 29,174,415